Annual Operating Expenses - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - Select Consumer Staples Portfolio	Apr. 29, 2025
Fidelity Advisor Consumer Staples Fund - Class A
Operating Expenses:
Management fee	0.70%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%
Total annual operating expenses	0.97%
Fidelity Advisor Consumer Staples Fund - Class C
Operating Expenses:
Management fee	0.70%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%
Total annual operating expenses	1.72%
Fidelity Advisor Consumer Staples Fund - Class M
Operating Expenses:
Management fee	0.70%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%
Total annual operating expenses	1.22%
Fidelity Advisor Consumer Staples Fund - Class I
Operating Expenses:
Management fee	0.69%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%
Total annual operating expenses	0.71%
Fidelity Advisor Consumer Staples Fund - Class Z
Operating Expenses:
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%
Total annual operating expenses	0.58%